4. Derivative Liability (Details 2)		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Volatility			102.00%
Dividend yield
Minimum [Member]
Volatility		151.00%
Risk-free interest rate		0.20%	0.50%
Expected life (years)		0 years	10 months 24 days
Maximum [Member]
Volatility		200.60%
Risk-free interest rate		0.77%	1.20%
Expected life (years)		2 years 2 months 1 day	2 years 10 months 24 days
May 6, 2016 [Member]
Volatility	[1]	120.40%
Risk-free interest rate	[1]	0.63%
Expected life (years)	[1]	1 year 4 months 10 days
Dividend yield	[1]
May 16, 2016 [Member]
Dividend yield
May 16, 2016 [Member] | Minimum [Member]
Volatility	[1],[2]	124.00%
Risk-free interest rate	[1],[2]	0.48%
Expected life (years)	[1],[2]	9 months 4 days
May 16, 2016 [Member] | Maximum [Member]
Volatility	[1],[2]	137.90%
Risk-free interest rate	[1],[2]	0.57%
Expected life (years)	[1],[2]	1 year 3 months 29 days
May 23, 2016 [Member]
Volatility	[3]	138.10%
Risk-free interest rate	[3]	0.28%
Expected life (years)	[3]	4 months 10 days
Dividend yield	[3]
May 24, 2016 [Member]
Volatility	[3]	139.00%
Risk-free interest rate	[3]	0.69%
Expected life (years)	[3]	1 year
Dividend yield	[3]

[1]	(3) Partial conversion of the September 2015 Convertible Note.
[2]	(6) Borrowing under the May 2016 Convertible Note.
[3]	(5) Notes Payable Original Issue Discount converted into Exchange Notes.